UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 83.3%(a)

COMMERCIAL SERVICES SECTOR - 5.8%
	Financial Publishing/Services - 2.2%
272,000	The Dun & Bradstreet Corp.	$26,506,400
	Miscellaneous Commercial Services - 2.4%
646,000	Cintas Corp.	29,418,840
	Personnel Services - 1.2%
425,000	Robert Half International Inc.	14,122,750

CONSUMER DURABLES SECTOR - 1.5%
	Other Consumer Specialties - 1.5%
384,000	Mine Safety Appliances Co.	17,875,200

CONSUMER SERVICES SECTOR - 0.4%
	Broadcasting - 0.4%
316,600	Live Nation Entertainment Inc. *	4,907,300

DISTRIBUTION SERVICES SECTOR - 17.3%
	Electronics Distributors - 9.7%
515,000	Anixter International Inc. *	39,042,150
1,293,000	Arrow Electronics Inc. *	51,526,050
857,000	ScanSource Inc. *	27,424,000
		117,992,200
	Medical Distributors - 5.4%
690,000	Owens & Minor Inc.	23,342,700
1,113,000	Patterson Cos. Inc.	41,848,800
		65,191,500
	Wholesale Distributors - 2.2%
676,000	World Fuel Services Corp.	27,026,480

ELECTRONIC TECHNOLOGY SECTOR - 1.4%
	Electronic Production Equipment - 1.4%
620,000	MKS Instruments Inc.	16,454,800

ENERGY MINERALS SECTOR - 3.5%
	Oil & Gas Production - 3.5%
661,000	Cimarex Energy Co.	42,958,390

FINANCE SECTOR - 16.7%
	Finance/Rental/Leasing - 2.3%
464,000	Ryder System Inc.	28,206,560
	Insurance Brokers/Services - 2.5%
698,000	Arthur J. Gallagher & Co.	30,495,620
	Life/Health Insurance - 2.9%
927,000	Protective Life Corp.	35,606,070
	Property/Casualty Insurance - 4.5%
804,000	Greenlight Capital Re Ltd. *	19,722,120
840,000	W.R. Berkley Corp.	34,322,400
		54,044,520
	Regional Banks - 4.5%
605,000	Cullen/Frost Bankers Inc.	40,395,850
478,000	Zions Bancorporation	13,804,640
		54,200,490
INDUSTRIAL SERVICES SECTOR - 1.2%
	Oilfield Services/Equipment - 1.2%
1,824,000	McDermott International Inc. *	14,920,320

PROCESS INDUSTRIES SECTOR - 9.1%
	Chemicals: Specialty - 3.9%
313,000	Compass Minerals International Inc.	26,457,890
446,000	Innophos Holdings Inc.	21,037,820
		47,495,710
	Containers/Packaging - 2.7%
596,000	AptarGroup Inc.	32,905,160
	Industrial Specialties - 2.5%
814,000	H.B. Fuller Co.	30,777,340

PRODUCER MANUFACTURING SECTOR - 14.6%
	Auto Parts: OEM - 1.9%
1,016,000	Gentex Corp.	23,418,800
	Electrical Products - 3.4%
1,645,000	Molex Inc. - Cl A	40,894,700
	Industrial Machinery - 2.7%
840,000	Kennametal Inc.	32,617,200
	Metal Fabrication - 1.0%
455,000	Kaydon Corp.	12,535,250
	Miscellaneous Manufacturing - 2.9%
556,000	Carlisle Cos. Inc.	34,644,360
	Office Equipment/Supplies - 2.7%
776,000	Avery Dennison Corp.	33,181,760

RETAIL TRADE SECTOR - 4.1%
	Apparel/Footwear Retail - 1.4%
410,000	Jos. A. Bank Clothiers Inc. *	16,941,200
	Discount Stores - 2.7%
527,000	Family Dollar Stores Inc.	32,837,370

TECHNOLOGY SERVICES SECTOR - 4.2%
	Data Processing Services - 3.1%
1,421,000	Broadridge Financial Solutions Inc.	37,770,180
	Information Technology Services - 1.1%
276,000	Jack Henry & Associates Inc.	13,007,880

TRANSPORTATION SECTOR - 3.5%
	Air Freight/Couriers - 1.1%
352,000	Forward Air Corp.	13,474,560
	Marine Shipping - 2.4%
358,000	Kirby Corp. *	28,475,320
	Total common stocks (cost $743,309,443)	1,010,904,230

SHORT-TERM INVESTMENTS - 16.7%(a)
	U.S. Treasury Securities - 12.4%
$150,000,000	U.S. Treasury Bills, 0.005%, due 07/25/13	149,999,500
	Commercial Paper - 4.3%
51,900,000	U.S. Bank, N.A., 0.01%, due 07/01/13	51,900,000
	Total short-term investments (cost $201,899,500)	201,899,500
	Total investments - 100.0% (cost $945,208,943)	1,212,803,730
	Other assets, less liabilities - 0.0% (a)	40,462
	TOTAL NET ASSETS - 100.0%	$1,212,844,192

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:
Cost of investments	$945,208,943
Gross unrealized appreciation	280,385,995
Gross unrealized depreciation	(12,791,208)
Net unrealized appreciation	$267,594,787

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,010,904,230

Level 2 – Short-Term U.S. Treasury Securities	149,999,500
Short-Term Commercial Paper	51,900,000
Total Level 2	201,899,500
Level 3 –	---
Total	$1,212,803,730

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 13, 2013

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     August 13, 2013